STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Operating Activities
Net loss	$ (1,063,023)	$ (1,872,631)	$ (1,727,064)	$ (3,562,295)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized Gain from Brand Contract		(175,181)
Expenses Contributed From Parent	1,063,023	1,881,681	1,727,053	2,335,169
Change in:
Prepaid Expenses		143,204
Due from Parent		20,343		(306,041)
Purchase of Brand Contract		(4,000,000)
Cash Receipts from Brand Contract		406,869
Net cash used in operating activities		(3,595,715)	(11)	(1,533,167)
Financing Activities
Proceeds from Fantex Series Vernon Davis Convertible Tracking Stock Offering (net of $211,000 underwriting fees)		4,000,450
Contributed Capital			2,000,000	2,000,000
Net cash provided by financing activities		4,000,450	2,000,000	2,000,000
Net Cash increase / (decrease) for period		404,735	1,999,989	466,833
Cash and Cash Equivalents at Beginning of Period		466,833
Cash and Cash Equivalents at End of Period		871,568	1,999,989	466,833
Non-Cash Financing Activities:
Contributions from Parent	$ 1,063,023	$ 1,881,681	$ 1,727,053	$ 2,335,169